EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity
Schedule of issued capital

	December 31,	June 30,
	2023	2024	2024
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Preferred shares authorized: June 30, 2024: 10,000,000, (December 31, 2023: 10,000,000) preferred shares, no par value

Preferred shares issued and fully issued paid: June 30, 2024: Nil, (December 31, 2023: Nil) preferred shares, no par value	—	—	—

Common shares authorized: June 30, 2024: 200,000,000, (December 31, 2023: 200,000,000) common shares, no par value

Common shares issued and fully paid:
June 30, 2024: 9,865,767*, (December 31, 2023: 8,377,897) common shares, no par value	450,782	450,782	62,029

	December 31,
	2022	2023	2023
	CNY	CNY	US$

Authorized:
10,000,000 preferred shares, no par value	—	—	—
200,000,000 common shares, no par value	—	—	—

Common shares issued and fully paid:
December 31, 2023: 8,377,897 (December 31, 2022: 40,948,082*) common shares, no par value	450,782	450,782	63,682

Schedule of issued capital shares combination

	Number of shares	Share capital
		CNY	US$

As of January 1, 2023	40,948,082	450,782	62,029

Effect of Five-to-One Share Combination	(32,750,185)	—	—

Equity-settled share-based payments	180,000	—	—

As of December 31, 2023 and January 1, 2024	8,377,897	450,782	62,029

Common shares issued through private placement*	1,487,870	—	—

As of June 30, 2024	9,865,767	450,782	62,029

* On February 16, 2024, the Company entered into a securities purchase agreement with certain institutional investors, pursuant to which the Company agreed to issue and sell, (i) in a registered direct offering, up to an aggregate of 1,487,870 of common shares with no par value of the Company at a per share purchase price of US$2.20 (the “Registered Offering”), and (ii) in a concurrent private placement, warrants initially exercisable for the purchase of an aggregate of 1,115,903 common shares of the Company at an exercise price of $3.00 per share. The Registered Offering was closed on February 21, 2024.

	Number of shares	Share capital
		CNY	US$

As of January 1, 2022，December 31, 2022 and January 1, 2023	40,948,082	450,782	63,682

Effect of Five-to-One Share Combination*	(32,750,185)	—	—

Equity-settled share-based payments	180,000	—	—

As of December 31, 2023	8,377,897	450,782	63,682

*	The numbers of common shares above are before giving effect to the Share Combination which became effective on April 3, 2023. On April 3, 2023, the Company effected a share combination in which all of the Company's issued and outstanding ordinary shares were combined on a 5-to-1 basis. The basic and diluted earnings/(loss) per ordinary share has been retrospectively adjusted to reflect the impact of the share combination. All outstanding options, warrants and other rights to purchase the Company's common shares were adjusted proportionately as a result of the share combination.

Schedule of other capital reserves

	Other capital reserves
	CNY	US$

As of January 1, 2022	719,110	101,589

Equity inventive share-based payment (Note 26)	16,209	2,290

As of December 31, 2022	735,319	103,879

As of January 1, 2023	735,319	103,879

Deemed distribution from the controlling shareholder (Note 3)	20,382	2,880

Equity-settled share-based payments	3,074	435

As of December 31, 2023	758,775	107,194